Capital stock and capital risk management - Summary of detailed information about changes in equity (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 14, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning Balance		$ 586,706	$ 659,400	$ 659,399
Number of shares		88,629,879	87,851,288	87,133,506
Series A shares to be granted in LTIP				$ 1
Number of shares			778,591	717,782
Number of shares		2,038,643
Reduction of capital stock adopted at the Board of Directors' meeting on September 27, 2022	$ (72,695)	$ (39,530)	$ (72,695)
Number of shares		972,121
Series A shares granted for the LTIP		$ 1	1
Share repurchase		$ (29,304)
Number of shares repurchased		(3,234,163)
Ending Balance		$ 517,873	$ 586,706	$ 659,400
Number of shares		88,406,480	88,629,879	87,851,288
Series C common shares [member]
Number of shares		2	2	2
Number of shares		2	2	2
Series A common shares [member]
Beginning Balance		$ 586,706	$ 659,400	$ 659,399
Number of shares		88,629,877	87,851,286	87,133,504
Series A shares to be granted in LTIP				$ 1
Number of shares			778,591	717,782
Number of shares		2,038,643
Reduction of capital stock adopted at the Board of Directors' meeting on September 27, 2022		$ (39,530)	$ (72,695)
Number of shares		972,121
Series A shares granted for the LTIP		$ 1	1
Share repurchase		$ (29,304)
Number of shares repurchased		(3,234,163)
Ending Balance		$ 517,873	$ 586,706	$ 659,400
Number of shares		88,406,478	88,629,877	87,851,286